UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08211

Dreyfus Institutional Preferred Money Market Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	3/31/2014

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus
Institutional Preferred
Money Market Fund

ANNUAL REPORT March 31, 2014

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
22	Report of Independent Registered Public Accounting Firm
23	Important Tax Information
23	Proxy Results
24	Board Members Information
27	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Preferred Money Market Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Preferred Money Market Fund covers the 12-month period ended March 31, 2014. During the reporting period, the fund’s Prime shares produced a yield of 0.07%, and its Reserve shares produced a yield of 0.01%. Taking into account the effects of compounding, the fund’s Prime and Reserve shares also produced effective yields of 0.07% and 0.01%, respectively, for the same period.1

Despite higher long-term interest rates in a recovering U.S. economy, short-term interest rates and money market yields remained anchored near historical lows by an unchanged overnight federal funds rate between 0% and 0.25%.

U.S. Economic Recovery Gained Traction

In a continuation of the trend established in the months before the start of the reporting period, the U.S. economic recovery appeared to gain momentum in April 2013, when the private sector added 176,000 jobs and the unemployment rate fell to a multi-year low of 7.5%. In May, the Federal Reserve Board (the “Fed”) reacted to the upward trend in economic data by signaling that it would begin to curtail the central bank’s quantitative easing program sooner than many analysts had expected. Despite subsequent releases of data showing reduced manufacturing activity and an increase in the unemployment rate to 7.6% during the month, investors responded to the Fed’s unexpected policy shift by driving long-term interest rates higher.Their reaction appeared to be justified in June amid robust increases in home and automobile sales and the creation of 195,000 jobs.The U.S. economy grew at a respectable 2.5% annualized rate during the second quarter of the year.

July brought evidence of market stabilization when investors realized that imminent increases in short-term rates were unlikely, even as the unemployment rate slid to 7.4%. In August, the manufacturing sector expanded at its fastest pace since June 2011, and the unemployment rate dipped to 7.3%. Financial markets rallied in September when the Fed unexpectedly refrained from tapering its bond purchases, manufacturing activity expanded, and the service sector continued to grow.Yet, only 146,000 jobs were added in September even as the unemployment rate fell to 7.2%. U.S. economic activity accelerated to a robust 4.1% annualized growth rate during the third quarter.

October saw 204,000 new jobs, but furloughs of government workers during a 16-day U.S. government shutdown drove the unemployment rate to 7.3%, and the Fed again refrained from tapering quantitative easing. November showed a more robust recovery, including 274,000 new jobs and an unemployment rate of 7.0%. Manufacturing activity accelerated in December as new orders reached their highest level in four years.The Fed responded to more robust economic data by modestly reducing its monthly bond purchases, which helped drive yields of 10-year U.S. Treasury securities above 3% for the first time in two years. However, only 84,000 new jobs were created in December, the lowest monthly gain in three years even as the unemployment rate slid to 6.7%. It later was announced that the U.S. economy grew at a 2.6% annualized rate during the fourth quarter.

In January 2014, investors worried that downturns in the emerging markets could dampen the U.S. economic recovery. However, corporate earnings growth remained strong, and the unemployment rate declined to 6.6% with the addition of 129,000 jobs.As expected, the Fed announced an additional reduction in quantitative easing after its January meeting.

The U.S. economy appeared to regain strength in February when the manufacturing and service sectors of the economy each posted moderate gains. Although the unemployment rate ticked upward to 6.7%, 201,000 new jobs were created during the month, mainly due to hiring in the professional services, business services, and wholesale trade industries. However, many economists anticipated that growth for the first quarter of 2014 would be dampened by unusually harsh winter weather before reaccelerating in the months ahead.

Job creation remained relatively robust in March with the addition of 192,000 positions, but the unemployment rate was unchanged at 6.7%. Manufacturing activity expanded modestly despite a decline in new orders, and the service sector marked its 50th consecutive month of growth. New data also showed an increase in real disposable personal incomes. However, the housing market recovery appeared to moderate with only a small increase in sales prices.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

Short-Term Rates Likely to Stay Low

Despite higher long-term interest rates over the reporting period, money market yields remained near zero percent, and yield differences along the market’s maturity spectrum stayed relatively narrow. In addition, monetary policymakers have reiterated that they are unlikely to raise short-term interest rates this year, and we continue to monitor potential regulatory changes with respect to money market funds.

Therefore, as we have for some time, we have maintained the fund’s weighted average maturity in a market-neutral position, and we remained focused on well-established issuers with good liquidity characteristics.

April 15, 2014

New York, NY

An investment in Dreyfus Institutional Preferred Money Market Fund (the “fund”) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.The Dreyfus Corporation has undertaken to limit fund expenses to maintain the minimum yield floor limit: .00 of 1%. Such expense limitations may fluctuate daily, and are voluntary and temporary, not contractual, and may be terminated by Dreyfus at any time without notice.
1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Money Market Fund from October 1, 2013 to March 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2014

	Prime Shares	Reserve Shares
Expenses paid per $1,000†	$ .50	$ .75
Ending value (after expenses)	$1,000.30	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2014

	Prime Shares	Reserve Shares
Expenses paid per $1,000†	$.50	$.76
Ending value (after expenses)	$1,024.43	$1,024.18

† Expenses are equal to the fund’s annualized expense ratio of .10% for Prime Shares and .15% for Reserve Shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS
March 31, 2014

	Principal
Negotiable Bank Certificates of Deposit—25.6%	Amount ($)		Value ($)
Bank of Nova Scotia (Yankee)
0.26%, 4/1/14	200,000,000	[a]	200,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.24%, 4/28/14—9/11/14	200,000,000		200,000,000
Landesbank Hessen-Thuringen Girozentrale (Yankee)
0.15%, 4/28/14	100,000,000	[b]	100,000,000
Mizuho Bank (Yankee)
0.20%, 4/7/14	200,000,000		200,000,000
Norinchukin Bank (Yankee)
0.21%—0.22%, 4/8/14—5/29/14	300,000,000		299,999,854
Sumitomo Mitsui Banking Corp. (Yankee)
0.25%, 8/20/14—9/26/14	220,000,000	[b]	220,000,000
Svenska Handelsbanken (Yankee)
0.20%, 7/21/14	200,000,000	[b]	200,003,080
Toronto Dominion Bank NY (Yankee)
0.24%, 10/22/14	250,000,000		250,000,000
Wells Fargo Bank, NA
0.21%, 6/9/14	75,000,000		75,000,000
Total Negotiable Bank Certificates of Deposit
(cost $1,745,002,934)			1,745,002,934

Commercial Paper—20.5%
ANZ International Ltd.
0.21%, 8/1/14	100,000,000	[b]	99,928,833
Erste Abwicklungsanstalt
0.15%, 4/4/14—4/11/14	121,300,000		121,297,609
General Electric Capital Corp.
0.21%, 8/7/14	50,000,000		49,962,667
HSBC Bank PLC
0.23%, 4/3/14	200,000,000	[a,b]	200,000,000
National Australia Funding (DE) Inc.
0.20%, 8/1/14	250,000,000	[b]	249,830,556
NRW Bank
0.13%, 4/14/14	100,000,000	[b]	99,995,486
Rabobank USA Financial Corp.
0.22%, 7/10/14	200,000,000		199,877,778

	Principal
Commercial Paper (continued)	Amount ($)		Value ($)
Toyota Motor Credit Corp.
0.20%, 8/20/14	150,000,000		149,882,500
UBS Finance (Delaware) Inc.
0.05%, 4/1/14	150,000,000		150,000,000
Westpac Banking Corp.
0.23%, 4/23/14	75,000,000	[a,b]	75,000,000
Total Commercial Paper
(cost $1,395,775,429)			1,395,775,429

Asset-Backed Commercial Paper—4.4%
Alpine Securitization Corp.
0.18%, 6/9/14	100,000,000	[b]	99,965,500
Collateralized Commercial
Paper Program Co., LLC
0.28%, 8/1/14	200,000,000		199,810,222
Total Asset-Backed
Commercial Paper
(cost $299,775,722)			299,775,722

Time Deposits—19.2%
Canadian Imperial Bank of
Commerce (Grand Cayman)
0.01%, 4/1/14	105,000,000		105,000,000
Credit Agricole (Grand Cayman)
0.04%, 4/1/14	300,000,000		300,000,000
Lloyds Bank (London)
0.05%, 4/1/14	300,000,000		300,000,000
Natixis New York (Grand Cayman)
0.05%, 4/1/14	173,000,000		173,000,000
Nordea Bank Finland (Grand Cayman)
0.02%, 4/1/14	125,000,000		125,000,000
Swedbank (Grand Cayman)
0.02%, 4/1/14	300,000,000		300,000,000
Total Time Deposits
(cost $1,303,000,000)			1,303,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
U.S. Treasury Bills—1.9%	Amount ($)	Value ($)
0.11%, 4/24/14
(cost $129,991,279)	130,000,000	129,991,279

Repurchase Agreements—28.5%
ABN AMRO Bank N.V.
0.05%, dated 3/31/14, due 4/1/14 in the
amount of $100,000,139 (fully collateralized
by $1,279,047 U.S. Treasury Bonds, 8.50%,
due 2/15/20, value $1,759,114, $1,831,425
U.S. Treasury Inflation Protected Securities,
0.13%, due 7/15/22, value $1,826,127 and
$97,280,826 U.S. Treasury Notes, 0.25%-4.50%,
due 1/31/16-2/15/24, value $98,414,759)	100,000,000	100,000,000
Bank of Nova Scotia
0.06%, dated 3/31/14, due 4/1/14 in the
amount of $150,000,250 (fully collateralized
by $66,027,108 Federal Home Loan Bank,
0.13%-3.25%, due 3/20/15-6/18/27,
value $64,259,256, $5,919,217 Federal
Home Loan Mortgage Corp., 1%-4.75%,
due 8/20/14-11/17/15, value $6,385,183
and $84,517,410 Federal National Mortgage
Association, 0.75%-2.35%, due 3/4/16-4/28/28,
value $82,355,846)	150,000,000	150,000,000
Barclays Capital, Inc.
0.06%, dated 3/31/14, due 4/1/14 in the
amount of $291,000,485 (fully collateralized
by $13,011,600 U.S. Treasury Bonds, 3.63%,
due 2/15/44, value $13,260,045, $175,943
U.S. Treasury Inflation Protected Securities,
3.63%, due 4/15/28, value $350,883 and
$499,975,524 U.S. Treasury Strips,
due 5/15/17-2/15/44, value $283,209,117)	291,000,000	291,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Federal Reserve Bank of New York,
0.05%, dated 3/31/14, due 4/1/14 in
the amount of $1,400,001,944 (fully
collateralized by $1,431,063,500
U.S. Treasury Notes, 2%, due 11/15/21,
value $1,400,001,998)	1,400,000,000	1,400,000,000
Total Repurchase Agreements
(cost $1,941,000,000)		1,941,000,000

Total Investments (cost $6,814,545,364)	100.1%	6,814,545,364

Liabilities, Less Cash and Receivables	(.1%)	(4,378,103)

Net Assets	100.0%	6,810,167,261

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At March 31, 2014, these securities amounted to $1,344,723,455 or 19.7% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	62.3	Finance	3.0
Repurchase Agreements	28.5	U.S. Government	1.9
Asset-Backed/Banking	4.4		100.1

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $1,941,000,000)—Note 1(b)	6,814,545,364	6,814,545,364
Interest receivable		726,470
		6,815,271,834
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		626,082
Cash overdraft due to Custodian		2,665,831
Payable for shares of Beneficial Interest redeemed		1,812,660
		5,104,573
Net Assets ($)		6,810,167,261
Composition of Net Assets ($):
Paid-in capital		6,810,144,843
Accumulated net realized gain (loss) on investments		22,418
Net Assets ($)		6,810,167,261

Net Asset Value Per Share
	Prime Shares	Reserve Shares
Net Assets ($)	6,290,241,619	519,925,642
Shares Outstanding	6,290,238,800	519,906,043
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended March 31, 2014

Investment Income ($):
Interest Income	14,147,817
Expenses:
Management fee—Note 2(a)	8,420,863
Service Plan fees (Reserve Shares)—Note 2(b)	329,863
Trustees’ fees—Note 2(a,c)	252,169
Legal fees—Note 2(a)	39,619
Total Expenses	9,042,514
Less—reduction in expenses due to undertaking—Note 2(a)	(20,500)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a)	(252,169)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(39,619)
Net Expenses	8,730,226
Investment Income—Net	5,417,591
Realized Gain (Loss) on Investments—Note 1(b) ($)	22,418
Net Increase in Net Assets Resulting from Operations	5,440,009

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,
	2014	2013
Operations ($):
Investment income—net	5,417,591	12,281,047
Net realized gain (loss) on investments	22,418	121,885
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,440,009	12,402,932
Dividends to Shareholders from ($):
Investment income—net:
Prime Shares	(5,467,907)	(11,788,457)
Reserve Shares	(71,569)	(554,141)
Total Dividends	(5,539,476)	(12,342,598)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Prime Shares	52,789,823,446	40,401,471,369
Reserve Shares	4,075,940,509	3,066,943,098
Dividends reinvested:
Prime Shares	2,639,655	6,292,495
Reserve Shares	71,569	553,214
Cost of shares redeemed:
Prime Shares	(55,109,721,856)	(41,197,077,395)
Reserve Shares	(4,135,172,153)	(4,068,223,794)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(2,376,418,830)	(1,790,041,013)
Total Increase (Decrease) in Net Assets	(2,376,518,297)	(1,789,980,679)
Net Assets ($):
Beginning of Period	9,186,685,558	10,976,666,237
End of Period	6,810,167,261	9,186,685,558

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended March 31,
Prime Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.001	.001	.003	.003
Distributions:
Dividends from
investment income—net	(.001)	(.001)	(.001)	(.003)	(.003)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.07	.15	.15	.26	.33
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.10	.10	.10	.10	.12
Ratio of net expenses
to average net assets	.10	.10	.10	.10	.12
Ratio of net investment income
to average net assets	.07	.15	.15	.26	.32
Net Assets, end of period
($ x 1,000)	6,290,242	8,607,593	9,396,853	11,571,089	8,878,284

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

			Year Ended March 31,
Reserve Shares	2014		2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.001	.001	.002	.003
Distributions:
Dividends from
investment income—net	(.000)[a]		(.001)	(.001)	(.002)	(.003)
Net asset value, end of period	1.00		1.00	1.00	1.00	1.00
Total Return (%)	.01		.09	.09	.20	.28
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.16		.16	.16	.16	.18
Ratio of net expenses
to average net assets	.16		.16	.16	.16	.18
Ratio of net investment income
to average net assets	.01		.09	.09	.20	.29
Net Assets, end of period
($ x 1,000)	519,926		579,092	1,579,813	1,243,881	1,263,221

a Amount represents less than $.001 per share.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently offering two series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Prime shares and Reserve shares. Prime shares and Reserve shares are identical except for the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	6,814,545,364
Level 3—Significant Unobservable Inputs	—
Total	6,814,545,364

†	See Statement of Investments for additional detailed categorizations.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act.Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended March 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At March 31, 2014, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2014 and March 31, 2013 were all ordinary income.

During the period ended March 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for dividend reclassification, the fund increased accumulated undistributed investment income-net by $121,885 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the management agreement, the Manager has agreed to pay all of the fund’s expenses except for the management fee, Service Plan fees, taxes, brokerage commissions,Trustees’ fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, the Manager has agreed to reduce its management fee in an amount equal to the Trustees’ fees and expenses of independent counsel of the fund. During the period ended March 31, 2014, fees reimbursed by the Manager amounted to $291,788.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $20,500 during the period ended March 31, 2014.

(b) Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Reserve shares pay the Distributor at the annual rate of .06% of the value of Reserve shares average daily net assets for distributing Reserve shares, for advertising and marketing relating to Reserve shares and for providing certain services to shareholders of Reserve shares. The services provided include answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2014, Reserve shares were charged $329,863 pursuant to the Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $610,929 and Service Plan fees $26,586, which are offset against an expense reimbursement currently in effect in the amount of $11,433.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 21

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Institutional Preferred Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Preferred Money Market Fund (one of the series comprising Dreyfus Institutional Preferred Money Market Funds) as of March 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Money Market Fund at March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 22, 2014

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby reports 87.42% of ordinary income dividends paid during the fiscal year ended March 31, 2014 as qualifying “interest related dividends.”

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on December 6, 2013. The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Isabel P. Dunst†	3,367,435,502		425,236
Robin A. Melvin†	3,367,554,278		306,460
Roslyn M. Watson†	3,367,554,278		306,460

†	Each of the above Board Members were duly elected by shareholders at the fund’s December 6, 2013 shareholder meeting. In addition, Joseph S. DiMartino, Gordon J. Davis,Whitney I. Gerard, Nathan Leventhal and Benaree
Pratt Wiley continue as Board Members of the Company.

The Fund 23

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (70)
Chairman of the Board (1997)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
Gordon J. Davis (72)
Board Member (2012)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 59
———————
Whitney I. Gerard (79)
Board Member (2003)
Principal Occupation During Past 5Years:
• Partner in the law firm of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 35

Nathan Leventhal (71)
Board Member (2012)
Principal Occupation During Past 5Years:
• Chairman of the Avery-Fisher Artist Program (1997-present)
• Commissioner, NYC Planning Commission (2007-2011)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 49
———————
Robin A. Melvin (50)
Board Member (2013)†
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 115
———————
Roslyn M. Watson (64)
Board Member (2013)†
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 66
———————
Benaree Pratt Wiley (67)
Board Member (2012)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 66

The Fund 25

BOARD MEMBERS INFORMAION ( Unaudited ) (continued)
INTERESTED BOARD MEMBERS

J. Charles Cardona (58)
Board Member (2014)†
Principal Occupation During Past 5Years:
• President and a Director of the Manager, Executive Vice President of the Distributor, President
of Dreyfus Institutional Services Division
No. of Portfolios for which Board Member Serves: 35
J. Charles Cardona is deemed to be an “interest person” (as defined in the Act) of the fund as a result of his affiliation with The Dreyfus Corporation.
———————
Isabel P. Dunst (67)
Board Member (2013)†
Principal Occupation During Past 5Years:
• Partner, Hogan Lovells LLP
No. of Portfolios for which Board Member Serves: 35
Isabel P. Dunst is deemed to be an “interest person” (as defined in the Act) of the fund as a result of her affiliation with
Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.
———————
† Robin A. Melvin, Roslyn M. Watson and Isabel P. Dunst were elected as Board Member of the funds as of
December 6, 2013, effective January 1, 2014. J. Charles Cardona was elected as Board Member of the funds as of
February 27, 2014.

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member
George L. Perry, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 146 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1988.

J. CHARLES CARDONA, Executive Vice President since November 2001.

President and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 other investment companies (comprised of 19 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1981.

JOHN PAK, Chief Legal Officer since March 2013.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 58 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since June 2000.

The Fund 27

OFFICERS OF THE FUND (Unaudited) (continued)

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since February 1991.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. From August 2005 to March 2013, Associate General Counsel,Third Avenue Management. She is 38 years old and has been an employee of the Manager since March 2013.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 62 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since September 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 171 portfolios). He is 56 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 65 investment companies (comprised of 166 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Distributor since October 2011.

The Fund 29

For More Information

Telephone Call your BNY Mellon Fixed Income representative or 1-800-346-3621

E-mail Access Dreyfus Cash Investment Services Division at www.dreyfus.com.

You can obtain product information and e-mail requests for information or literature.

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Institutional Preferred
Plus Money Market Fund

ANNUAL REPORT March 31, 2014

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
18	Report of Independent Registered Public Accounting Firm
19	Important Tax Information
19	Proxy Results
20	Board Members Information
23	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Preferred Plus Money Market Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Preferred Plus Money Market Fund covers the 12-month period ended March 31, 2014. During the reporting period, the fund produced a yield of 0.08%.Taking into account the effects of compounding, the fund also produced an effective yield of 0.08% for the same period.1

Despite higher long-term interest rates in a recovering U.S. economy, short-term interest rates and money market yields remained anchored near historical lows by an unchanged overnight federal funds rate between 0% and 0.25%.

U.S. Economic Recovery Gained Traction

In a continuation of the trend established in the months before the start of the reporting period, the U.S. economic recovery appeared to gain momentum in April 2013, when the private sector added 176,000 jobs and the unemployment rate fell to a multi-year low of 7.5%. In May, the Federal Reserve Board (the “Fed”) reacted to the upward trend in economic data by signaling that it would begin to curtail the central bank’s quantitative easing program sooner than many analysts had expected. Despite subsequent releases of data showing reduced manufacturing activity and an increase in the unemployment rate to 7.6% during the month, investors responded to the Fed’s unexpected policy shift by driving long-term interest rates higher. Their reaction appeared to be justified in June amid robust increases in home and automobile sales and the creation of 195,000 jobs. The U.S. economy grew at a respectable 2.5% annualized rate during the second quarter of the year.

July brought evidence of market stabilization when investors realized that imminent increases in short-term rates were unlikely, even as the unemployment rate slid to 7.4%. In August, the manufacturing sector expanded at its fastest pace since June 2011, and the unemployment rate dipped to 7.3%. Financial markets rallied in September when the Fed unexpectedly refrained from tapering its bond purchases, manufacturing activity expanded, and the service sector continued to grow.Yet, only 146,000 jobs were added in September even as the unemployment rate fell to 7.2%. U.S. economic activity accelerated to a robust 4.1% annualized growth rate during the third quarter.

2

October saw 204,000 new jobs, but furloughs of government workers during a 16-day U.S. government shutdown drove the unemployment rate to 7.3%, and the Fed again refrained from tapering quantitative easing. November showed a more robust recovery, including 274,000 new jobs and an unemployment rate of 7.0%. Manufacturing activity accelerated in December as new orders reached their highest level in four years.The Fed responded to more robust economic data by modestly reducing its monthly bond purchases, which helped drive yields of 10-year U.S. Treasury securities above 3% for the first time in two years. However, only 84,000 new jobs were created in December, the lowest monthly gain in three years even as the unemployment rate slid to 6.7%. It later was announced that the U.S. economy grew at a 2.6% annualized rate during the fourth quarter.

In January 2014, investors worried that downturns in the emerging markets could dampen the U.S. economic recovery. However, corporate earnings growth remained strong, and the unemployment rate declined to 6.6% with the addition of 129,000 jobs.As expected, the Fed announced an additional reduction in quantitative easing after its January meeting.

The U.S. economy appeared to regain strength in February when the manufacturing and service sectors of the economy each posted moderate gains. Although the unemployment rate ticked upward to 6.7%, 201,000 new jobs were created during the month, mainly due to hiring in the professional services, business services, and wholesale trade industries. However, many economists anticipated that growth for the first quarter of 2014 would be dampened by unusually harsh winter weather before reaccelerating in the months ahead.

Job creation remained relatively robust in March with the addition of 192,000 positions, but the unemployment rate was unchanged at 6.7%. Manufacturing activity expanded modestly despite a decline in new orders, and the service sector marked its 50th consecutive month of growth. New data also showed an increase in real disposable personal incomes. However, the housing market recovery appeared to moderate with only a small increase in sales prices.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

Short-Term Rates Likely to Stay Low

Despite higher long-term interest rates over the reporting period, money market yields remained near zero percent, and yield differences along the market’s maturity spectrum stayed relatively narrow. In addition, monetary policymakers have reiterated that they are unlikely to raise short-term interest rates this year, and we continue to monitor potential regulatory changes with respect to money market funds.

April 15, 2014

New York, NY

An investment in Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been lower absent the expense absorption.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Plus Money Market Fund from October 1, 2013 to March 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2014

Expenses paid per $1,000†	$.00
Ending value (after expenses)	$1,000.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2014

Expenses paid per $1,000†	$.00
Ending value (after expenses)	$1,024.93

† Expenses are equal to the fund’s annualized expense ratio of .00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS

March 31, 2014

	Principal
Negotiable Bank Certificates of Deposit—8.3%	Amount ($)		Value ($)
Mizuho Bank (Yankee)
0.20%, 6/20/14	35,000,000		35,000,000
Norinchukin Bank (Yankee)
0.14%, 4/25/14	35,000,000		35,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.20%, 6/9/14	35,000,000	[a]	35,000,000
Total Negotiable Bank Certificates of Deposit
(cost $105,000,000)			105,000,000

Commercial Paper—6.7%
BNP Paribas Finance Inc.
0.11%, 4/4/14	35,000,000		34,999,679
NRW Bank
0.13%, 4/14/14	50,000,000	[a]	49,997,743
Total Commercial Paper
(cost $84,997,422)			84,997,422

Time Deposits—30.2%
Canadian Imperial Bank of
Commerce (Grand Cayman)
0.01%, 4/1/14	55,000,000		55,000,000
Credit Agricole (Grand Cayman)
0.04%, 4/1/14	55,000,000		55,000,000
DZ Bank AG (Grand Cayman)
0.02%, 4/1/14	55,000,000		55,000,000
Lloyds Bank (London)
0.05%, 4/1/14	55,000,000		55,000,000
Royal Bank of Canada (Toronto)
0.01%, 4/1/14	50,000,000		50,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
0.02%, 4/1/14	55,000,000		55,000,000
Svenska Handelsbanken (Grand Cayman)
0.02%, 4/1/14	55,000,000		55,000,000
Total Time Deposits
(cost $380,000,000)			380,000,000

U.S. Government Agencies—17.4%
Federal Farm Credit Bank
0.01%, 4/1/14	75,000,000		75,000,000

6

	Principal
U.S. Government Agencies (continued)	Amount ($)	Value ($)
Federal Home Loan Bank
0.00%—0.03%, 4/1/14—4/25/14	115,000,000	114,998,667
Tennessee Valley Authority
0.01%, 4/2/14	30,000,000	29,999,992
Total U.S. Government Agencies
(cost $219,998,659)		219,998,659

U.S. Treasury Bills—23.9%
0.02%—0.07%, 4/10/14—4/24/14
(cost $300,988,281)	301,000,000	300,988,281

Repurchase Agreement—13.5%
ABN AMRO Bank N.V.
0.05%, dated 3/31/14, due 4/1/14 in the
amount of $170,000,236 (fully collateralized
by $2,174,381 U.S. Treasury Bonds, 8.50%,
due 2/15/20, value $2,990,494, $3,113,423
U.S. Treasury Inflation Protected Securities,
0.13%, due 7/15/22, value $3,104,416 and
$165,377,404 U.S. Treasury Notes, 0.25%-4.50%,
due 1/31/16-2/15/24, value $167,305,090)
(cost $170,000,000)	170,000,000	170,000,000

Total Investments (cost $1,260,984,362)	100.0%	1,260,984,362

Cash and Receivables (Net)	.0%	137,503

Net Assets	100.0%	1,261,121,865

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At March 31, 2014, these securities amounted to $84,997,743 or 6.7% of net assets.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Banking	45.2	Repurchase Agreement	13.5
U.S. Government/Agencies	41.3		100.0
† Based on net assets.
See notes to financial statements.

TheFund

7

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreement
of $170,000,000)—Note 1(b)	1,260,984,362	1,260,984,362
Cash		127,522
Interest receivable		8,895
Due from The Dreyfus Corporation and affiliates—Note 2(b)		1,086
		1,261,121,865
Liabilities ($)		—
Net Assets ($)		1,261,121,865
Composition of Net Assets ($):
Paid-in capital		1,261,112,385
Accumulated net realized gain (loss) on investments		9,480
Net Assets ($)		1,261,121,865
Shares Outstanding
(unlimited number of $.001 par value shares of
Beneficial Interest authorized)		1,261,112,385
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Year Ended March 31, 2014

Investment Income ($):
Interest Income	973,388
Expenses:
Management fee—Note 2(a)	1,212,320
Trustees’ fees—Note 2(a,c)	36,271
Legal fees—Note 2(a)	4,871
Total Expenses	1,253,462
Less—reduction in expenses due to undertaking—Note 2(a)	(1,212,320)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a)	(36,271)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(4,871)
Net Expenses	—
Investment Income—Net	973,388
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	9,480
Net Increase in Net Assets Resulting from Operations	982,868

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,
	2014	2013
Operations ($):
Investment income—net	973,388	1,431,480
Net realized gain (loss) on investments	9,480	3,535
Net Increase (Decrease) in Net Assets
Resulting from Operations	982,868	1,435,015
Dividends to Shareholders from ($):
Investment income—net	(973,578)	(1,431,480)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	7,555,932,095	6,840,617,596
Cost of shares redeemed	(7,491,748,044)	(6,955,131,330)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	64,184,051	(114,513,734)
Total Increase (Decrease) in Net Assets	64,193,341	(114,510,199)
Net Assets ($):
Beginning of Period	1,196,928,524	1,311,438,723
End of Period	1,261,121,865	1,196,928,524

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended March 31,
	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.001	.001	.002	.001
Distributions:
Dividends from
investment income—net	(.001)	(.001)	(.001)	(.002)	(.001)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.08	.11	.08	.21	.14
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.10	.10	.10	.10	.12
Ratio of net expenses
to average net assets	.00	.00	.00	.00	.02
Ratio of net investment income
to average net assets	.08	.11	.08	.20	.14
Net Assets, end of period
($ x 1,000)	1,261,122	1,196,929	1,311,439	952,020	739,015

See notes to financial statements.

The Fund 11

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently offering two series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At March 31, 2014, all of the fund’s outstanding shares were held by other Dreyfus funds.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

12

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those secu-rities.For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	1,260,984,362
Level 3—Significant Unobservable Inputs	—
Total	1,260,984,362
† See Statement of Investments for additional detailed categorizations.

At March 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for

14

accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act.Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended March 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At March 31, 2014, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2014 and March 31, 2013 were all ordinary income.

During the period ended March 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for dividend reclassification, the fund increased accumulated undistributed investment income-net by $190 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

16

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the management agreement, the Manager has agreed to pay all of the fund’s expenses except the management fee, taxes, brokerage commissions, Trustees’ fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, the Manager has agreed to reduce its management fee in an amount equal to the Trustees’ fees and expenses of independent counsel of the fund. During the period ended March 31, 2014, fees reimbursed by the Manager amounted to $41,142.

The Manager had undertaken from April 1, 2013 through March 31, 2014 to waive its management fee.The reduction in expenses, pursuant to the undertaking, amounted to $1,212,320 during the period ended March 31, 2014. The waiver is voluntary, not contractual and can be terminated at any time.

(b) The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $107,514, which are offset against an expense reimbursement currently in effect in the amount $108,600.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 17

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Institutional Preferred Plus Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Preferred Plus Money Market Fund (one of the series comprising Dreyfus Institutional Preferred Money Market Funds) as of March 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Plus Money Market Fund at March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 22, 2014

18

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby reports 79.00% of ordinary income dividends paid during the fiscal year ended March 31, 2014 as qualifying “interest related dividends.”

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on December 6, 2013. The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Isabel P. Dunst†	3,367,435,502		425,236
Robin A. Melvin†	3,367,554,278		306,460
Roslyn M. Watson†	3,367,554,278		306,460

†	Each of the above Board Members were duly elected by shareholders at the fund’s December 6, 2013 shareholder meeting. In addition, Joseph S. DiMartino, Gordon J. Davis,Whitney I. Gerard, Nathan Leventhal and Benaree
Pratt Wiley continue as Board Members of the Company.

The Fund 19

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (70)
Chairman of the Board (1997)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
Gordon J. Davis (72)
Board Member (2012)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 59
———————
Whitney I. Gerard (79)
Board Member (2003)
Principal Occupation During Past 5Years:
• Partner in the law firm of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 35
———————
Nathan Leventhal (71)
Board Member (2012)
Principal Occupation During Past 5Years:
• Chairman of the Avery-Fisher Artist Program (1997-present)
• Commissioner, NYC Planning Commission (2007-2011)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 49

20

Robin A. Melvin (50)
Board Member (2013)†
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 115
———————
Roslyn M. Watson (64)
Board Member (2013)†
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 66
———————
Benaree Pratt Wiley (67)
Board Member (2012)
Principal Occupation During Past 5Years:
• Principal,The Wiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 66

The Fund 21

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBERS

J. Charles Cardona (58)
Board Member (2014)†
Principal Occupation During Past 5Years:
• President and a Director of the Manager, Executive Vice President of the Distributor, President
of Dreyfus Institutional Services Division
No. of Portfolios for which Board Member Serves: 35
J. Charles Cardona is deemed to be an “interest person” (as defined in the Act) of the fund as a result of his affiliation with The Dreyfus Corporation.
———————
Isabel P. Dunst (67)
Board Member (2013)†
Principal Occupation During Past 5Years:
• Partner, Hogan Lovells LLP
No. of Portfolios for which Board Member Serves: 35
Isabel P. Dunst is deemed to be an “interest person” (as defined in the Act) of the fund as a result of her affiliation with
Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.
———————
† Robin A. Melvin, Roslyn M. Watson and Isabel P. Dunst were elected as Board Member of the funds as of
December 6, 2013, effective January 1, 2014. J. Charles Cardona was elected as Board Member of the funds as of
February 27, 2014.

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member
George L. Perry, Emeritus Board Member

22

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 146 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1988.

J. CHARLES CARDONA, Executive Vice President since November 2001.

President and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 other investment companies (comprised of 19 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1981.

JOHN PAK, Chief Legal Officer since March 2013.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 58 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since June 2000.

The Fund 23

OFFICERS OF THE FUND (Unaudited) (continued)

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since February 1991.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. From August 2005 to March 2013, Associate General Counsel,Third Avenue Management. She is 38 years old and has been an employee of the Manager since March 2013.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 62 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since September 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 1989.

24

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 171 portfolios). He is 56 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 65 investment companies (comprised of 166 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Distributor since October 2011.

The Fund 25

For More Information

Telephone Call your BNY Mellon Fixed Income representative or 1-800-346-3621

E-mail Access Dreyfus Cash Investment Services Division at www.dreyfus.com.

You can obtain product information and e-mail requests for information or literature.

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. Dimartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $63,188 in 2013 and $64,452 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $12,000 in 2013 and $24,240 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $7,127 in 2013 and $6,185 in 2014. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were  $12 in 2013 and $140 in 2014. [These services included a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $200,000 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $43,308,358 in 2013 and $49,172,911 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 22, 2014

By: /s/ James Windels
James Windels, Treasurer
Date:	May 22, 2014

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)